Average Annual Total Returns - LVIP Delaware Diversified Income Fund	Standard Class 1 year	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 5 years	Service Class 10 years	Bloomberg Barclays U.S. Aggregate Index 1 year		Bloomberg Barclays U.S. Aggregate Index 5 years		Bloomberg Barclays U.S. Aggregate Index 10 years
Total	11.04%	5.51%	4.37%	10.69%	5.22%	4.10%	7.51%	[1]	4.44%	[1]	3.84%	[1]

[1]	Index Returns are based on May 16, 2003 inception date of the Predecessor Fund.